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                                                        OMB APPROVAL
      UNITED STATES                            ---------------------------------
SECURITIES AND EXCHANGE COMMISSION
  Washington, D.C. 20549                       OMB Number:  3235-2456
                                               Expires:     August 31, 2006
        FORM 24F-2                             Estimated average burden
Annual Notice of Securities Sold               hours per response......1
Pursuant to Rule 24f-2                         ---------------------------------

 Read instructions at end of Form before preparing Form. Please print or type.

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1.   Name and address of issuer:

                                        AmeriPrime Advisors Trust
                                        431 N. Pennsylvania Street
                                        Indianapolis, IN  46204


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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): -----
                                                               -----

            Bull Moose Growth Fund

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3.   Investment Company Act File Number: 811-09541


     Securities Act File Number:         333-85083


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4(a). Last day of fiscal year for which this Form is filed:
                                                           November 30, 2004


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4(b).  -----      Check box if this Form is being filed late (i.e., more than 90
       -----      calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).  -----      Check box if this is the last time the issuer will be filing
       -----      this Form.


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PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION  CONTAINED IN THIS FORM ARE
NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

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5.   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant
     to section 24(f):                                                                                    $           1,256,088.49
                                                                                                           -----------------------


     (ii)  Aggregate  price of  securities  redeemed or  repurchased  during the
     fiscal year:                                                            $               789,813.57
                                                                              -------------------------


     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal  year  ending  no  earlier  than  October  11,  1995  that  were not
     previously used to reduce registration fees payable to the Commission:  $                     0.00
                                                                              -------------------------

     (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:                                 $            789,813.57
                                                                                                            ----------------------


     (v) Net sales - if Item 5(i) is  greater  than Item  5(iv)  [subtract  Item
     5(iv) from Item 5(i)]:                                                                                $            466,274.92
                                                                                                            ----------------------

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     (vi) Redemption credits available for use in future years              $(                    0.00 )
                                                                              -------------------------

        - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
        Item 5(i)]:

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     (vii)Multiplier for determining registration fee (See Instruction C.9):


                                                                                                        X                0.0001177
                                                                                                             ---------------------

     (viiiRegistration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if
     no fee is due):                                                                                  =     $                54.88
                                                                                                              --------------------
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     6. Prepaid Shares

     If the  response  to item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,  then report the amount
     of   securities   (number  of  shares  or  other   units)   deducted   here
     :_______________  . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available for use by the issuer in future  fiscal  years,  then state that number here :  ____________.
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    7.  Interest  due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                                         +$                   0.00
                                                                                                            ----------------------

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     8. Total of the amount of the  registration  fee due plus any  interest due
     [line 5(viii) plus line 7]:


                                                                                                         =$                  54.88
                                                                                                             ---------------------

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
     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
            ------
              X       Wire Transfer
            ------
            ------
                      Mail or other means
            ------

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By (Signature and Title) /s/ Freddie Jacobs, Jr.
                                -----------------------------------------
                                Freddie Jacobs, Jr., Secretary
                                -----------------------------------------

       Date           2/9/05
                  ------------